Investments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Credit-related net investment impairment losses	$ 0.0	$ 0.0	$ 0.0
Carrying value of securities pledged	$ 291.0	$ 273.0
Maximum
Schedule of Investments [Line Items]
Regional community bank stocks, percent of average trading volumes	0.20%
First National Corporation (FXNC) [Domain] | Maximum
Schedule of Investments [Line Items]
Equity ownership positions in the community bank holding companies	4.00%
Eagle Financial Services, Inc. (EFSI) [Domain] | Maximum
Schedule of Investments [Line Items]
Equity ownership positions in the community bank holding companies	1.50%